Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Treasury stock, shares	2,920,756	3,719,928
Series A Preferred Shares
Preferred shares, par value	0.01	0.01
Preferred shares, authorized	8,205,620	8,205,620
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Series B Preferred Shares
Preferred shares, par value	0.01	0.01
Preferred shares, authorized	50,000,000	50,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Ordinary shares
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized shares	150,000,000	150,000,000
Ordinary shares, issued shares	38,954,340	24,739,131
Ordinary shares, outstanding shares	34,950,610	20,735,401
High-vote ordinary shares
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized shares	50,000,000	50,000,000
Ordinary shares, issued shares	33,589,204	28,550,704
Ordinary shares, outstanding shares	33,589,204	28,550,704